Condensed Consolidated Balance Sheets (Q3) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 17,342	$ 193,486
Prepaid expenses and other current assets	135,625	318,218
Total Current Assets	152,967	511,704
Cash and marketable securities held in Trust Account	10,651,566	194,224,782
Total Assets	10,804,533	194,736,486
Current Liabilities:
Accrued expenses	437,042	448,480
Excise tax payable	1,848,455
Income tax payable	57,434	462,271
Convertible promissory note	601,239
Total Current Liabilities	2,999,170	935,751
Deferred tax liability		36,940
Warrant liabilities	667,708	857,787
Total Liabilities	3,666,878	1,830,478
Commitments and Contingencies
Common stock subject to possible redemption, 974,132 and 18,975,000 shares at redemption value of approximately $10.90 and $10.20 at September 30, 2023 and December 31, 2022, respectively	10,620,981	193,525,484
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding at September 30, 2023 and December 31, 2022 (excluding 974,132 and 18,975,000 shares subject to possible redemption at September 30, 2023 and December 31, 2022, respectively)	519	519
Accumulated deficit	(3,483,845)	(619,995)
Total Stockholders' Deficit	(3,483,326)	(619,476)
Total Liabilities, Redeemable Common Stock and Stockholders' Deficit	10,804,533	194,736,486
Related party
Current Liabilities:
Due to related party	$ 55,000	$ 25,000